Other Liabilities (Tables)	12 Months Ended
Oct. 31, 2020
Text Block [Abstract]
Summary of Components of Other within Other Liablities
The components of other within other liabilities are as follows:

(Canadian $ in millions)	2020	2019
Accounts payable, accrued expenses and other items	8,719	8,613
Accrued interest payable	1,359	1,693
Cash collateral	6,596	5,128
Insurance-related liabilities	12,441	11,581
Lease Liabilities (1)	2,409	na
Liabilities of subsidiaries, other than deposits	–	7,934
Other employee future benefits liability (Note 21)	1,147	1,125
Payable to brokers, dealers and clients	2,969	2,204
Pension liability (Note 21)	553	329
Total	36,193	38,607

(1)	Effective November 1, 2019, we adopted IFRS 16 Leases, recognizing the cumulative effect of adoption in opening retained earnings with no changes to prior periods (Note 1).

Summary of Fair Value Changes in Investment Securities
The following table presents fair value and changes in fair value in our investment contract liabilities.

(Canadian $ in millions)	Fair value	Notional amount due at contractual maturity	Change in fair value recorded in the Consolidated Statement of Income	Change in fair value due to own credit risk recorded in OCI (before tax)	Cumulative change in fair value due to own credit risk recognized in AOCI (before tax)
As at October 31, 2020	1,168	1,594	88	(12)	(46)
As at October 31, 2019	1,043	1,529	119	(12)	(33)

Summary of Reconciliation of the Change in Insurance Related Liabilities
A reconciliation of the change in insurance-related liabilities is as follows:

(Canadian $ in millions)	2020	2019
Insurance-related liabilities, beginning of year	11,581	9,585
Increase (decrease) in life insurance policy benefit liabilities from:
New business	476	706
In-force policies	182	906
Changes in actuarial assumptions and methodology	(58)	23
Net increase in life insurance policy benefit liabilities	600	1,635
Change in other insurance-related liabilities	260	361
Insurance-related liabilities, end of year	12,441	11,581

Summary of Reinsurance Premiums Ceded
Reinsurance premiums ceded are recorded net against direct premium income and are included in non-interest
revenue, insurance revenue, in our Consolidated Statement of Income for the years ended October 31, 2020, 2019 and 2018, as shown in the table below:

(Canadian $ in millions)	2020	2019	2018
Direct premium income	1,582	1,944	1,976
Ceded premiums	(154)	(158)	(148)
	1,428	1,786	1,828